Subsequent Events	9 Months Ended
Sep. 30, 2019
Subsequent Events [Abstract]
Subsequent Events

8.    Subsequent Event

Subsequent to September 30, 2019, Convertible Notes in the aggregate principal amount of $250,000 and related accrued interest were converted into 855,351 shares of common stock in accordance with the original terms of the Convertible Notes.